CHAPTER 11 FILING AND EMERGENCE FROM BANKRUPTCY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Chapter 11 Filing and Emergence from Bankruptcy

Note 2 — Chapter 11 Filing and Emergence from Bankruptcy:

On November 14, 2012 (the “Petition Date”), the Company and 180 of its subsidiaries (together with OSG, the “Debtors”) filed voluntary petitions for reorganization under Chapter 11 of the U.S. Code (the “Bankruptcy Code”) in the U.S. Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). The Debtors filed with the Bankruptcy Court a plan of reorganization (the “Equity Plan”). The Bankruptcy Court confirmed the Equity Plan by order entered on July 18, 2014 (the “Confirmation Order”). On August 5, 2014 (the “Effective Date”), the Equity Plan became effective and OSG emerged from bankruptcy. As of May 10, 2016, only OSG’s case, as the Parent Company, remains open from the original 181 Chapter 11 cases.

Reorganization Items, net

Reorganization items, net represent amounts incurred subsequent to the Petition Date as a direct result of the filing of our Chapter 11 cases and are comprised of the following:

	Three Months Ended
	March 31,
	2016	2015
Trustee fees	$30	$140
Professional fees	283	3,227
Litigation Settlement, net	(20,359)	-
Litigation settlement due to class action plaintiffs	2,136	-
Other claim adjustments	-	120
	$(17,910)	$3,487

On February 12, 2016, the Company entered into an agreement with Proskauer and four of its partners to settle the malpractice suit filed by the Company in March 2014. Settlement proceeds totaling $20,359 net of all related out-of-pocket expenses, including legal fees, incurred by the Company during the three months ended March 31, 2016 are included in litigation settlement, net in the table above.

In addition, as discussed below in Note 14, “Contingencies,” pursuant to the terms of the Company’s settlement with members of the putative class of securities claimants, the Company recognized an income statement charge for 15%, or $2,136, of the Net Litigation Recovery amount of $14,242 (as defined below) during the three months ended March 31, 2016. The “Net Litigation Recovery” is the gross amount of the settlement less all related out-of-pocket expenses, including legal fees, incurred by the Company since the inception of the action against the Proskauer Plaintiffs (as defined in Note 14) through the date of settlement. Further, as required by the Equity Plan, the Company’s Certificate of Incorporation and the Class B Warrant Agreement the Company will distribute 10%, or $1,423, of the Net Litigation Recovery amount to the Class B shareholders and warrant holders in May 2016. Approximately $86 of the aforementioned $1,423, which represents the proportional share of the Net Litigation Recovery payable to the Company’s Class B warrant holders, will be recognized as a charge to reorganization items, net in the second quarter of 2016. The balance of $1,337 will be distributed in the form of a special dividend to the Company’s Class B shareholders and was recorded as a reduction of retained earnings as of March 31, 2016.

Cash paid for reorganization items, excluding the Proskauer related settlement amounts noted above, was $526 and $6,096 for the three months ended March 31, 2016 and 2015, respectively.

NOTE 2 — CHAPTER 11 FILING AND EMERGENCE FROM BANKRUPTCY:

On November 14, 2012 (the “Petition Date”), the Company and 180 of its subsidiaries (together with OSG, the “Debtors”) filed voluntary petitions for reorganization under Chapter 11 of Title II of the U.S. Code (the “Bankruptcy Code”) in the U.S. Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). On March 7, 2014, the Debtors filed a plan of reorganization supported by certain of the lenders under OSG’s $1,500,000 credit agreement, dated as of February 9, 2006 (the “Lender Plan”). On April 18, 2014, the Debtors received a proposal for an alternative plan of reorganization from certain holders of existing equity interests of OSG, which the Debtors determined to be more favorable to the Debtors’ creditors and equity interest holders than the Lender Plan (the “Equity Proposal”). Accordingly, the Debtors filed with the Bankruptcy Court a plan of reorganization that effectuated the terms of the Equity Proposal (as subsequently amended, the “Equity Plan”). The Bankruptcy Court confirmed the Equity Plan by order entered on July 18, 2014 (the “Confirmation Order”). On August 5, 2014 (the “Effective Date”), the Equity Plan became effective and OSG emerged from bankruptcy. As of February 29, 2016, only OSG’s case, as the Parent Company, remains open from the 181 Chapter 11 cases originally filed.

Summary of Emergence from Bankruptcy

The Equity Plan deleveraged the Company’s balance sheet by reducing debt and increasing stockholders’ equity. The financial restructuring was accomplished through exit financing and by using the proceeds from a shareholder rights offering (including Backstop Securities) and supplemental equity offering (Holdback Securities), as further discussed below, and cash on hand to reduce outstanding indebtedness. Below is a summary of the significant events affecting the Company’s capital structure as a result of the Equity Plan becoming effective.

Amended and Restated Certificate of Incorporation

On the Effective Date, the Company amended and restated its certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) to among other things, authorize the Company to issue 1,067,926,805 shares of stock consisting of the following classes: (a) 1,000,000,000 shares of Class A common stock, par value $0.01 per share, (b) 7,926,805 shares of Class B common stock, par value $0.01 per share and (c) 60,000,000 shares of preferred stock, par value $0.01 per share, which may be issued in one or more series as the Board of Directors may determine from time to time.

Equity Commitment Agreement

On May 2, 2014, the Debtors entered into an equity commitment agreement (as subsequently amended, and including the exhibits thereto, the “Equity Commitment Agreement”) with potential investors (each, an “Initial Commitment Party”) and upon amendment of the Equity Commitment Agreement to, among other things, join certain additional parties to the Equity Commitment Agreement (each such additional party and each Initial Commitment Party, a “Commitment Party”). The Equity Commitment Agreement, along with the associated rights offering procedures, set forth the terms of an equity rights offering (the “Rights Offering”) and separate sale of Holdback Securities (as defined below) for an aggregate offering amount of $1,510,000. The Equity Plan and Equity Commitment Agreement further provided for the Company’s issuance of two separate classes of common stock (the “Class A common stock” and the “Class B common stock”, and collectively the “New Shares”) and penny warrants to purchase Class A common stock and Class B common stock (respectively “Class A warrants” and “Class B warrants”, and, together with the New Shares, the “Rights Offering Securities”).

Rights Offering and Issuance of Shares and Warrants

In accordance with the Equity Commitment Agreement and the Equity Plan, on or about June 10, 2014, subscription rights to purchase Rights Offering Securities (each such right, a “Subscription Right”) were distributed in respect of each then outstanding share of common stock of Pre-Reorganized OSG (each such share, an “Existing Share”) to the holder of record of such Existing Share as of June 6, 2014 (the “Record Date”). Each Subscription Right entitled a holder thereof that satisfied certain specified conditions (each, an “Eligible Holder”) to purchase 12 shares of Class A common stock or Class A warrants, as applicable, as described in the Equity Plan, for $3.00 per Rights Offering Security. Each Eligible Holder that timely elected to participate in the Rights Offering (each, a “Participating Eligible Holder”) was able to exercise some, all or none of the Subscription Rights it received, but each Subscription Right could only be exercised in whole, and not in part. All holders of Existing Shares of Pre-Reorganized OSG as of the Record Date that were not Participating Eligible Holders received, as described in the Equity Plan, one new share of Class B common stock or Class B warrants in respect of each Existing Share held by such holder on the Record Date.

Each Commitment Party agreed in the Equity Commitment Agreement to exercise its Subscription Rights in full (to the extent such Commitment Party received Subscription Rights), to purchase a portion of any remaining securities related to unexercised Subscription Rights following completion of the Rights Offering (the “Backstop Securities”) and to purchase a portion of a further additional number of shares of Class A common stock and/or Class A warrants (the “Holdback Securities”) (the Rights Offering Securities, Backstop Securities and Holdback Securities, collectively, the “Aggregate Offering”) allocated to such Commitment Party under the Equity Commitment Agreement. As consideration for the respective commitments to purchase Backstop Securities, the Company granted to the Commitment Parties an aggregate of 25,166,668 further shares of Class A common stock and Class A warrants.

On the Effective Date, all previously issued and outstanding shares of the Company’s common stock were cancelled and retired, and ceased to exist, and the Company issued the two series of common stock and penny warrants (described above) for an aggregate offering amount of $1,510,000. The Company issued 306,857,778 shares of Class A common stock and 213,715,419 Class A warrants pursuant to Rule 506(b) under the Securities Act of 1933, as amended. In addition, the Company issued 5,457,591 shares of Class B common stock and 2,469,013 Class B warrants pursuant to Section 1145 of the Bankruptcy Code. Pursuant to the Confirmation Order, the Class A common stock and Class B common stock are deemed to be part of the same class of securities under Section 12 of the Securities Exchange Act of 1934. The proceeds from the issuance of the Rights Offering Securities were used to satisfy certain of the Equity Plan’s cash payment obligations and to provide working capital to fund the Company’s operations after emergence from bankruptcy.

For additional information regarding the Company’s capital structure see Note 14, “Capital Stock and Stock Compensation,” to these consolidated financial statements.

Exit Financing and Entry into Credit Facilities

On the Effective Date, to support the Equity Plan, OSG and certain of its subsidiaries entered into secured debt facilities consisting of: (i) a secured asset-based revolving loan facility of $75,000, among the Parent Company, OBS, certain OBS subsidiaries, Wells Fargo Bank, National Association (“Wells Fargo”) as Administrative Agent, and the other lenders party thereto (the “OBS ABL Facility”), secured by a first lien on substantially all of the U.S. Flag assets of OBS and its subsidiaries and a second lien on certain other specified U.S. Flag assets; (ii) a secured term loan of $603,000, among the Parent Company, OBS, certain OBS subsidiaries, Jefferies Finance LLC (“Jefferies”), as Administrative Agent, and other lenders party thereto (the “OBS Term Loan”), secured by a first lien on certain specified U.S. Flag assets of OBS and its subsidiaries and a second lien on substantially all of the other U.S. Flag assets of OBS and its subsidiaries; and (iii) a secured term loan facility of $628,375 (the “OIN Term Loan”) and a revolving loan facility of $50,000 (the “OIN Revolver Facility” and, together with the OIN Term Loan, the “OIN Facilities” and collectively with the OBS ABL Facility and the OBS Term Loan, the “Exit Financing Facilities”), among OSG, OIN, OIN Delaware LLC, the sole member of which is OIN, certain OIN subsidiaries, Jefferies, as Administrative Agent, and other lenders party thereto, both secured by a first lien on substantially all of the International Flag assets of OIN and its subsidiaries that, collectively, and together with the proceeds from the issuance of the Securities, provided OSG with the funding necessary to satisfy the Equity Plan’s cash payment obligations, the expenses associated with closing the Exit Financing Facilities and working capital to fund OSG’s operations after emergence from bankruptcy. On August 5, 2014, the available amounts under each of the OBS Term Loan and OIN Term Loan were drawn in full.

Election 1 and Election 2 Notes and Entry into Second and Third Supplemental Indentures

Pursuant to the Equity Plan, on the Effective Date, the Company issued two series of 7.50% Notes due 2021, one series in an aggregate principal amount of $6,508 (the “Election 1 Notes”) and the other series in an aggregate principal amount of $138,708 (the “Election 2 Notes” and, together with the Election 1 Notes, the “Election Notes”) to holders of the Company’s 7.50% Senior Notes due 2024 (the “2024 Notes”) that elected to receive Election 1 Notes or Election 2 Notes, as the case may be. The Election Notes will mature on February 15, 2021. The Election 1 Notes were issued pursuant to a Second Supplemental Indenture dated August 5, 2014 (the “Second Supplemental Indenture”), between the Company and Wilmington Trust Company, as trustee (the “Trustee”), to the Indenture dated as of March 7, 2003, between the Company and the Trustee (the “Base Indenture”). The Election 2 Notes were issued pursuant to a Third Supplemental Indenture dated August 5, 2014 (the “Third Supplemental Indenture”), between the Company and the Trustee, to the Base Indenture. Each electing holder received Election 1 Notes or Election 2 Notes, as applicable, in a principal amount equal to that of the 2024 Notes previously owned by such holder together with, in the case of the Election 1 Notes, a cash payment equal to 1% or, in the case of the Election 2 Notes, a cash payment equal to 3%, of the principal amount of 2024 Notes previously held by such holder. In addition, each electing holder received a cash payment equal to the amount of unpaid and overdue interest that would have been owed under the 2024 Notes held by such holder if the 2024 Notes were reinstated and interest was paid through the Effective Date. Holders of Election 2 Notes did not receive interest on overdue interest. Holders of 2024 Notes that did not elect to receive Election Notes had their 2024 Notes reinstated in an aggregate principal amount of $784 and received a cash payment equal to the amount of unpaid and overdue interest.

For additional information regarding the Company’s Exit Financing Facilities see Note 10, “Debt,” to these consolidated financial statements.

The actions taken by the Company, including implementing the Equity Plan, closing on the Exit Financing Facilities, issuing equity under the Rights Offering and Equity Commitment Agreement, reducing its activities in certain non-core areas and disposing of underperforming assets, have allowed the Company to generate sufficient cash to support its operations since its emergence from bankruptcy. The Company believes that it will continue to generate sufficient cash to support its operations over the next twelve months and beyond. The Company’s ability to generate sufficient cash is dependent upon, among other things, continuing to improve the profitability of its operations and future cash flows which contemplates an improvement in industry conditions.

Financial Reporting

The Company prepared its consolidated financial statements in accordance with ASC 852, Reorganizations, and on a going-concern basis, which assumes continuity of operations, realization of assets and liabilities in the ordinary course.

ASC 852 requires that financial statements for periods subsequent to the filing of the Chapter 11 Cases distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, all transactions (including but not limited to, all professional fees and other expenses, realized gains and losses, and provisions for losses) directly associated with the reorganization and restructuring of the business are reported separately as reorganization items in the consolidated statements of operations. The balance sheet, prior to emergence, was required to distinguish pre-petition liabilities subject to compromise from both those pre-petition liabilities that are not subject to compromise and from post-petition liabilities. However, there were no liabilities that are subject to compromise as of the end of December 31, 2015 and 2014.

Upon the Company’s emergence from Chapter 11 bankruptcy proceedings on August 5, 2014, the Company was not required to apply fresh start accounting based on the provisions of ASC 852 since holders of the Company’s outstanding common shares immediately before confirmation of the Equity Plan received more than 50% of the Company’s outstanding common shares upon emergence. Accordingly, a new reporting entity was not created for accounting purposes.

Reorganization Items, net

Reorganization items, net represent amounts incurred subsequent to the Petition Date as a direct result of the filing of the Chapter 11 Cases and are comprised of the following:

For the year ended December 31,	2015	2014	2013
Trustee fees	$217	$2,751	$3,006
Professional fees	8,027	112,678	62,823
Provision for and expenses incurred on rejected executory contracts
including post-petition interest	-	6,864	256,522
Deferred financing fees write-off	-	-	4,603
Provision for post-petition interest on debt facilities	-	15,416	-
Provision for post-petition interest on claims	-	1,073	-
2004 Stock Incentive Plan	-	1,796	-
Provision for class action lawsuit and other subordinated claims	-	17,000	-
Other claim adjustments	(192)	13,895	216
	$8,052	$171,473	$327,170

The table above reflects a provision for the Company’s agreement to a stipulated settlement for a Class Action claim filed with the Bankruptcy Court, which provides for cash payments of $15,000 and certain payments contingent upon the outcome of the Company's malpractice lawsuit against Proskauer and other events. See Note 21, “Contingencies,” for further details on the outcome of the Proskauer case subsequent to December 31, 2015. The Company incurred fees totaling $2,782,  $15,258 and $14,950 during the years ended December 31, 2015, 2014 and 2013, respectively, for financial and reorganization services rendered to the Company by Greylock Partners LLC, a company founded and managed by a former member of the Company’s Board of Directors. Such related party expenses for reorganization services aggregating $1,083 are included in professional fees in the table above.

Contractual post-petition interest for debt facilities and certain rejected executory contracts is reported as interest expense in the consolidated statement of operations for the year ended December 31, 2014. See Note 10, “Debt.”

Cash paid for reorganization items was $18,068,  $443,296 and $65,949 for the years ended December 31, 2015, 2014 and 2013, respectively.

Parent Company [Member]
Chapter 11 Filing and Emergence from Bankruptcy

NOTE B — BANKRUPTCY FILING AND EMERGENCE FROM BANKRUPTCY

On November 14, 2012 (the “Petition Date”), the Parent and 180 of its subsidiaries (together with OSG, the “Debtors”) filed voluntary petitions for reorganization under Chapter 11 of Title II of the U.S. Code (the “Bankruptcy Code”) in the U.S. Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). On March 7, 2014, the Debtors filed a plan of reorganization supported by certain of the lenders under OSG’s $1,500,000 credit agreement, dated as of February 9, 2006 (the “Lender Plan”). On April 18, 2014, the Debtors received a proposal for an alternative plan of reorganization from certain holders of existing equity interests of OSG, which the Debtors determined to be more favorable to the Debtors’ creditors and equity interest holders than the Lender Plan (the “Equity Proposal”). Accordingly, the Debtors filed with the Bankruptcy Court a plan of reorganization that effectuates the terms of the Equity Proposal (as subsequently amended, the “Equity Plan”). The Bankruptcy Court confirmed the Equity Plan by order entered on July 18, 2014 (the “Confirmation Order”). On August 5, 2014 (the “Effective Date”), the Equity Plan became effective and OSG emerged from bankruptcy. As of February 29, 2016, only the Parent’s Chapter 11 case remains open from the original 181 Chapter 11 cases filed.

For additional information regarding the Company’s emergence from bankruptcy, see Note 2, “Chapter 11 Filing and Emergence from Bankruptcy,” to the Company’s consolidated financial statements set forth in Item 8, “Financial Statements and Supplementary Data.”